FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08226

                        Templeton Global Investment Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                     --------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  12/31/07
                          ----------


Item 1. Schedule of Investments.

Templeton Global Investment Trust

QUARTERLY STATEMENTS OF INVESTMENTS
DECEMBER 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Templeton BRIC Fund ......................................................     3
Templeton Emerging Markets Small Cap Fund ................................     7
Templeton Income Fund ....................................................    13
Notes to Statements of Investments .......................................    27

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                  INVESTMENTS

                      Franklion o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON BRIC FUND                                                  INDUSTRY                    SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 95.2%
    COMMON STOCKS AND RIGHTS 76.6%
    BRAZIL 4.7%
    AES Tiete SA ..................................   Independent Power Producers & Energy Traders    141,069,390      $  6,260,944
    Companhia de Bebidas das Americas (AmBev) .....                     Beverages                          68,010         4,775,983
    Companhia Energetica de Minas Gerais ..........                 Electric Utilities                    196,565         3,731,422
    Localiza Rent a Car SA ........................                    Road & Rail                        835,460         8,866,202
    Marfrig Frigorificos e Comercio De Alimentos
       SA .........................................                   Food Products                       202,562         1,735,433
  a Porto Seguro SA ...............................                     Insurance                         352,538        13,071,634
  b Wilson Sons Ltd., IDR .........................                      Marine                           313,200         4,566,034
b,c Wilson Sons Ltd., IDR, 144A ...................                      Marine                            79,487         1,158,813
                                                                                                                       -------------
                                                                                                                         44,166,465
                                                                                                                       -------------

    CHINA 33.5%
    Aluminum Corp. of China Ltd., H ...............                  Metals & Mining                    4,478,000         9,245,303
  c Aluminum Corp. of China Ltd., H, 144A .........                Metals & Mining                        800,000         1,651,684
    Bank of China Ltd., H .........................                  Commercial Banks                  12,918,000         6,261,787
    Baoye Group Co. Ltd., H .......................             Construction & Engineering              1,741,375         1,741,799
    Beijing Capital Land Ltd., H ..................        Real Estate Management & Development         2,046,000         1,243,641
    China Construction Bank Corp., H ..............                  Commercial Banks                  12,246,000        10,380,229
    China International Marine Containers (Group)
       Co. Ltd., B ................................                     Machinery                       5,368,594         9,961,857
    China Mobile Ltd. .............................        Wireless Telecommunication Services          1,494,500        26,428,431
    China Netcom Group Corp. (Hong Kong) Ltd. .....       Diversified Telecommunication Services        6,011,500        18,077,439
    China Petroleum and Chemical Corp., H .........            Oil, Gas & Consumable Fuels             28,765,000        43,453,110
    China Shenhua Energy Co. Ltd., H ..............            Oil, Gas & Consumable Fuels              2,621,000        15,662,610
    China Shipping Container Lines Co. Ltd., H ....                        Marine                      14,909,150         8,775,599
    China Telecom Corp. Ltd., H ...................      Diversified Telecommunication Services        21,568,000        17,147,972
    China Unicom Ltd. .............................       Wireless Telecommunication Services           4,906,000        11,261,384
    Chiwan Wharf Holdings Ltd., B .................         Transportation Infrastructure               1,908,150         4,113,310
    CNOOC Ltd. ....................................          Oil, Gas & Consumable Fuels               20,162,000        34,335,461
    Cosco Pacific Ltd. ............................         Transportation Infrastructure                 160,000           426,771
    Denway Motors Ltd. ............................                   Automobiles                       9,344,000         6,003,185
    Dongfeng Motor Corp., H .......................                   Automobiles                       7,402,000         5,220,631
    Jiangling Motors Corp. Ltd., B ................                   Automobiles                       2,908,000         4,064,734
    PetroChina Co. Ltd., H ........................           Oil, Gas & Consumable Fuels              25,048,000        44,647,696
    Shanghai Industrial Holdings Ltd. .............             Industrial Conglomerates                  685,000         2,986,625
    Shanghai Prime Machinery Co. Ltd., H ..........                    Machinery                       10,606,000         3,658,602
    Sinotrans Ltd., H .............................             Air Freight & Logistics                 3,126,000         1,378,982
  b Soho China Ltd. ...............................       Real Estate Management & Development         11,397,000        11,765,154
b,c Soho China Ltd., 144A .........................       Real Estate Management & Development            348,500           359,758
    Travelsky Technology Ltd., H ..................                   IT Services                       3,342,000         3,552,812
    Yanzhou Coal Mining Co. Ltd., H ...............           Oil, Gas & Consumable Fuels               4,452,000         8,826,242
                                                                                                                       -------------
                                                                                                                        312,632,808
                                                                                                                       -------------

    CYPRUS 0.2%
b,d AFI Development PLC, GDR, Reg S ...............       Real Estate Management & Development            158,000         1,501,000
                                                                                                                       -------------


                                         Quarterly Statements of Investments | 3

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON BRIC FUND                                                  INDUSTRY                    SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    HONG KONG 1.8%
    China Infrastructure Machinery Holdings Ltd. ..                       Machinery                     6,257,000      $  9,901,307
    Road King Infrastructure Ltd. .................             Transportation Infrastructure           1,914,716         3,388,400
    Wasion Meters Group Ltd. ......................                  Electrical Equipment               2,072,000         1,248,817
  c Wasion Meters Group Ltd., 144A ................                  Electrical Equipment               3,116,000         1,878,047
                                                                                                                       -------------
                                                                                                                         16,416,571
                                                                                                                       -------------

    INDIA 16.0%
    Ashok Leyland Ltd. ............................                       Machinery                     7,590,000        10,015,988
  b Bharti Airtel Ltd. ............................        Wireless Telecommunication Services            751,596        18,969,669
    Dr. Reddy's Laboratories Ltd. .................                    Pharmaceuticals                    183,945         3,432,660
    Federal Bank Ltd. .............................                   Commercial Banks                    289,132         2,465,014
  b Federal Bank Ltd. rts., 1/15/08 ...............                   Commercial Banks                    289,132           630,653
    Gail India Ltd. ...............................                    Gas Utilities                      221,370         3,045,137
    Great Eastern Shipping Co. Ltd. ...............             Oil, Gas & Consumable Fuels               106,723         1,510,318
    Hero Honda Motors Ltd. ........................                     Automobiles                       342,052         6,055,896
    Hindalco Industries Ltd. ......................                   Metals & Mining                   1,268,766         6,917,761
    Infosys Technologies Ltd. .....................                     IT Services                       190,100         8,531,223
    JK Cements Ltd. ...............................                Construction Materials                 272,290         1,499,823
    Karnataka Bank Ltd. ...........................                   Commercial Banks                    721,782         4,069,125
    Maruti Suzuki India Ltd. ......................                     Automobiles                       192,662         4,840,630
    Oil & Natural Gas Corp. Ltd. ..................             Oil, Gas & Consumable Fuels               681,550        21,386,539
    Peninsula Land Ltd. ...........................           Textiles, Apparel & Luxury Goods          1,308,159         4,788,781
  d Peninsula Land Ltd., Reg S ....................           Textiles, Apparel & Luxury Goods          2,677,640         9,802,045
    Reliance Industries Ltd. ......................             Oil, Gas & Consumable Fuels               192,400        14,067,099
    Satyam Computer Services Ltd. .................                     IT Services                       159,179         1,814,370
    Sesa Goa Ltd. .................................                   Metals & Mining                      70,397         6,820,407
    Shipping Corp. of India Ltd. ..................                        Marine                       1,305,640        10,670,762
    Steel Authority of India Ltd. .................                   Metals & Mining                     614,065         4,431,148
    Tata Motors Ltd. ..............................                      Machinery                        190,973         3,596,525
                                                                                                                       -------------
                                                                                                                        149,361,573
                                                                                                                       -------------

    KAZAKHSTAN 0.3%
b,c Alliance Bank JSC, GDR, 144A ..................                   Commercial Banks                    136,000           680,000
b,d Alliance Bank JSC, GDR, Reg S .................                   Commercial Banks                    433,000         2,165,000
                                                                                                                       -------------
                                                                                                                          2,845,000
                                                                                                                       -------------

    RUSSIA 18.7%
  d Evraz Group SA, GDR, Reg S ....................                   Metals & Mining                     237,654        18,370,654
    Gazprom, ADR ..................................             Oil, Gas & Consumable Fuels             1,025,123        57,560,656
    LUKOIL, ADR ...................................             Oil, Gas & Consumable Fuels                12,300         1,058,415
    LUKOIL, ADR (London Exchange) .................             Oil, Gas & Consumable Fuels                67,900         5,866,560
    Mining and Metallurgical Co. Norilsk Nickel,
       ADR ........................................                 Metals & Mining                       101,700        27,560,700
  d Novolipetsk Steel, GDR, Reg S .................                 Metals & Mining                        15,430           629,544
    OAO TMK, GDR ..................................             Energy Equipment & Services               279,150        12,422,175


4 | Quarterly Statements of Investments

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON BRIC FUND                                                 INDUSTRY                     SHARES/RIGHTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    RUSSIA (CONTINUED)
  b Pik Group, GDR ................................                Household Durables                      133,020   $    4,023,855
    Sberbank RF ...................................                 Commercial Banks                     4,913,340       20,734,295
    TGC-5 JSC .....................................   Independent Power Producers & Energy Traders      81,875,798           74,098
    TNK-BP ........................................           Oil, Gas & Consumable Fuels                2,369,000        5,282,870
  b Unified Energy Systems ........................                Electric Utilities                    4,516,773        5,935,040
    Vsmpo-Avisma Corp. ............................                 Metals & Mining                          9,032        2,922,573
  b VTB Bank OJSC, GDR ............................                 Commercial Banks                       964,000        9,832,800
b,c VTB Bank OJSC, GDR, 144A ......................                 Commercial Banks                        57,828          589,845
  b Yuzhno-ural Nickel ............................                 Metals & Mining                          1,038        1,453,200
                                                                                                                     ---------------
                                                                                                                        174,317,280
                                                                                                                     ---------------
    UKRAINE 0.2%
 b  XXI Century Investments Public Ltd. ...........       Real Estate Management & Development              56,310        1,608,349
                                                                                                                     ---------------
    UNITED STATES 1.2%
 b  CTC Media Inc. ................................                      Media                             382,100       11,539,420
                                                                                                                     ---------------
    TOTAL COMMON STOCKS AND RIGHTS
       (COST $583,889,281) ........................                                                                     714,388,466
                                                                                                                     ---------------
    PREFERRED STOCKS 18.6%
    BRAZIL 18.6%
    Banco Bradesco SA, ADR, pfd. ..................                 Commercial Banks                       545,400       17,452,800
    Companhia Paranaense de Energia-Copel, ADR,
       pfd. .......................................   Independent Power Producers & Energy Traders         370,100        5,584,809
    Companhia Vale do Rio Doce, ADR, pfd., A ......                 Metals & Mining                      2,204,650       61,686,107
    Marcopolo SA, pfd. ............................                    Machinery                           271,850        1,099,618
    Metalurgica Gerdau SA, pfd. ...................                 Metals & Mining                        125,700        5,013,876
    Petroleo Brasileiro SA, ADR, pfd. .............           Oil, Gas & Consumable Fuels                  676,200       65,063,964
    Unibanco - Uniao de Bancos Brasileiros SA,
       GDR, pfd. ..................................                 Commercial Banks                       125,300       17,496,892
                                                                                                                     ---------------
    TOTAL PREFERRED STOCKS
       (COST $109,331,768) ........................                                                                     173,398,066
                                                                                                                     ---------------
    TOTAL LONG TERM INVESTMENTS
       (COST $693,221,049) ........................                                                                     887,786,532
                                                                                                                     ---------------


                                         Quarterly Statements of Investments | 5

Templeton Global Investment Trust

----------------------------------------------------------------------------------------
    TEMPLETON BRIC FUND                                PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $38,828,988) 4.1%
    U.S. GOVERNMENT AND AGENCY SECURITIES 4.1%
  e FHLB, 1/02/08 ..................................       $ 38,836,000   $  38,828,988
                                                                          --------------
    TOTAL INVESTMENTS (COST $732,050,037)
       99.3% .......................................                        926,615,520
    OTHER ASSETS, LESS LIABILITIES 0.7% ............                          6,434,677
                                                                          --------------
    NET ASSETS 100.0% ..............................                      $ 933,050,197
                                                                          ==============

See Selected Currency and Portfolio Abbreviations on page 26.

a A portion or all of the security purchased on a when-issued or delayed delivery basis.

b Non-income producing for the twelve months ended December 31, 2007.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2007, the aggregate value of these securities was $6,318,147, representing 0.68% of net assets.

d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2007, the aggregate value of these securities was $32,468,243, representin 3.48% of net assets.

e The security is traded on a discount basis with no stated coupon rate.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON EMERGING MARKETS SMALL CAP FUND                            INDUSTRY                    SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 90.0%
    COMMON STOCKS AND RIGHTS 88.5%
    ARGENTINA 0.9%
  a Ultrapetrol Bahamas Ltd. ......................                       Marine                            69,900   $    1,188,999
                                                                                                                     ---------------
    AUSTRIA 0.0% b
    C.A.T. oil AG .................................              Energy Equipment & Services                   218            4,772
                                                                                                                     ---------------
    BRAZIL 0.6%
  a Wilson Sons Ltd., IDR .........................                       Marine                            48,300          704,149
                                                                                                                     ---------------
    CAMBODIA 0.6%
    NagaCorp Ltd. .................................             Hotels, Restaurants & Leisure            2,428,000          793,963
                                                                                                                     ---------------
    CHINA 8.8%
    Anhui Tianda Oil Pipe Co. Ltd. ................              Energy Equipment & Services               340,000          255,062
    Beauty China Holdings Ltd. ....................                   Personal Products                  2,393,000        2,456,998
    Beijing Capital Land Ltd., H ..................         Real Estate Management & Development           362,000          220,038
  a Brilliance China Automotive Holdings Ltd. .....                     Automobiles                      1,962,000          437,784
    Chiwan Wharf Holdings Ltd., B .................             Transportation Infrastructure              683,325        1,473,012
    FerroChina Ltd. ...............................                    Metals & Mining                     359,000          458,261
    Hongguo International Holdings Ltd. ...........           Textiles, Apparel & Luxury Goods           2,977,000        1,920,712
    Shanghai Prime Machinery Co. Ltd., H ..........                       Machinery                      5,200,000        1,793,770
    Sichuan Expressway Co. Ltd., H ................             Transportation Infrastructure              630,000          281,953
    SinoCom Software Group Ltd. ...................                      IT Services                       390,000           77,019
    Tong Ren Tang Technologies Co. Ltd., H ........                    Pharmaceuticals                     313,000          582,001
  a Vinda International Holdings Ltd. .............                 Household Products                     508,000          274,908
    Win Hanverky Holdings Ltd. ....................           Textiles, Apparel & Luxury Goods           2,260,210          579,682
    Yorkey Optical International Cayman Ltd. ......         Electronic Equipment & Instruments           1,498,000          389,959
                                                                                                                     ---------------
                                                                                                                         11,201,159
                                                                                                                     ---------------
    CZECH REPUBLIC 1.6%
    Pegas Nonwovens SA ............................           Textiles, Apparel & Luxury Goods              48,800        2,015,375
                                                                                                                     ---------------
    EGYPT 6.1%
  a Al Arafa Investment and Consulting Co. ........                  Specialty Retail                      902,191        1,569,812
    Alexandria Mineral Oils Co. ...................                       Chemicals                         16,000          227,401
  a Credit Agricole Egypt .........................                  Commercial Banks                       43,234          207,304
    Delta Sugar Co. ...............................                     Food Products                       19,000          115,386
    Egyptian Financial and Industrial Co. .........                       Chemicals                         48,160        1,414,352
    Egyptian International Pharmaceutical .........                    Pharmaceuticals                     355,723        2,101,611
    El Ezz Aldekhela Steel Alexa Co. ..............                    Metals & Mining                       1,000          195,568
    Paints & Chemical Industries Co. S.A.E. .......                       Chemicals                        102,609          967,450
    Raya Holding Co.                                                     IT Services                       247,000          584,785

  a Six of October Development & Investment Co. ...         Real Estate Management & Development             9,156          383,419
                                                                                                                     ---------------
                                                                                                                          7,767,088
                                                                                                                     ---------------

    ESTONIA 0.1%
  a Tallink Group Ltd. ............................                       Marine                            78,000          119,521
                                                                                                                     ---------------
    HONG KONG 4.7%
    Aupu Group Holding Co. Ltd. ...................                  Household Durables                    978,000          184,360
    China Green (Holdings) Ltd. ...................                     Food Products                    1,041,000        1,117,345
  a Dah Chong Hong Holdings Ltd. ..................                    Distributors                        704,000          315,974
    I.T Ltd. ......................................                   Specialty Retail                   2,010,000          747,490


                                         Quarterly Statements of Investments | 7

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON EMERGING MARKETS SMALL CAP FUND                            INDUSTRY                    SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    HONG KONG (CONTINUED)
    Norstar Founders Group Ltd. ...................                  Auto Components                       282,000   $       81,728
    Road King Infrastructure Ltd. .................           Transportation Infrastructure                921,000        1,629,859
    Sa Sa International Holdings Ltd. .............                  Specialty Retail                      304,000          124,358
    Samson Holding Ltd. ...........................                 Household Durables                   1,300,000          271,733
    Sinolink Worldwide Holdings Ltd. ..............        Real Estate Management & Development          1,958,000          436,891
  c Tack Fat Group International Ltd. .............          Textiles, Apparel & Luxury Goods            1,952,000          237,802
    Victory City International Holdings Ltd. ......          Textiles, Apparel & Luxury Goods               74,984           23,366
    Wasion Meters Group Ltd. ......................                Electrical Equipment                  1,238,000          746,156
    Xiwang Sugar Holdings Co. Ltd. ................                   Food Products                        306,000          131,847
                                                                                                                     ---------------
                                                                                                                          6,048,909
                                                                                                                     ---------------
    HUNGARY 1.3%
  a Ablon Group Ltd. ..............................        Real Estate Management & Development            208,860        1,076,911
    Egis Nyrt .....................................                    Pharmaceuticals                       4,862          525,716
                                                                                                                     ---------------
                                                                                                                          1,602,627
                                                                                                                     ---------------
    INDIA 14.0%
    ABG Shipyard Ltd. .............................                      Machinery                          13,307          335,098
    Allahabad Bank Ltd. ...........................                   Commercial Banks                     218,500          660,407
    Ballarpur Industries Ltd. .....................               Paper & Forest Products                  576,000        2,534,663
    Bharati Shipyard Ltd. .........................                      Machinery                          17,817          347,840
    E.I.D. - Parry (India) Ltd. ...................                      Chemicals                         177,290          776,108
    Federal Bank Ltd. .............................                   Commercial Banks                     191,638        1,633,823
  a Federal Bank Ltd. rts., 1/15/08 ...............                   Commercial Banks                     190,638          415,819
    Great Eastern Shipping Co. Ltd. ...............             Oil, Gas & Consumable Fuels                151,529        2,144,402
    HCL Infosystems Ltd. ..........................                     IT Services                        593,610        4,276,011
    JK Cements Ltd. ...............................                Construction Materials                  160,771          885,556
    Maharashtra Seamless Ltd. .....................                   Metals & Mining                       80,000        1,278,416
    MindTree Consulting Ltd. ......................                     IT Services                         10,361          131,560
    Peninsula Land Ltd. ...........................           Textiles, Apparel & Luxury Goods              93,401          341,913
    Raymond Ltd. ..................................           Textiles, Apparel & Luxury Goods              50,320          563,410
    Tata Investment Corp. Ltd. ....................                   Capital Markets                       36,257          670,347
    Tulip IT Services Ltd. ........................       Diversified Telecommunication Services            28,587          809,475
                                                                                                                     ---------------
                                                                                                                         17,804,848
                                                                                                                     ---------------
    INDONESIA 2.2%
    PT Bank Internasional Indonesia Tbk ...........                  Commercial Banks                   42,748,000        1,297,118
  a PT Panin Life Tbk .............................                      Insurance                      73,821,500        1,532,627
                                                                                                                     ---------------
                                                                                                                          2,829,745
                                                                                                                     ---------------
    ISRAEL 0.5%
  a Taro Pharmaceutical Industries Ltd. ...........                   Pharmaceuticals                       85,100          655,270
                                                                                                                     ---------------
    LATVIA 0.0% b
  a Grindeks ......................................                   Pharmaceuticals                           23              264
                                                                                                                     ---------------
    LITHUANIA 0.4%
a,c Rokiskio Suris AB ...........................                      Food Products                       168,774          559,251
                                                                                                                     ---------------


8 | Quarterly Statements of Investments

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON EMERGING MARKETS SMALL CAP FUND                           INDUSTRY                     SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    MALAYSIA 0.4%
    KFC Holdings (Malaysia) Bhd. ......................      Hotels, Restaurants & Leisure                  50,000   $       96,765
  a Kinsteel Berhad ...................................             Metals & Mining                        569,000          230,559
    RCE Capital Berhad ................................             Consumer Finance                       896,000          227,590
                                                                                                                     ---------------
                                                                                                                            554,914
                                                                                                                     ---------------
    OMAN 1.6%
    AES Barka SAOG ....................................             Multi-Utilities                          1,420            8,488
    Ominvest ..........................................             Capital Markets                      1,010,140        2,058,296
                                                                                                                     ---------------
                                                                                                                          2,066,784
                                                                                                                     ---------------
    PAKISTAN 6.4%
  a Bank of Punjab ....................................             Commercial Banks                     2,729,400        4,329,851
    Faysal Bank Ltd. ..................................             Commercial Banks                        44,000           47,069
    Indus Motor Co. Ltd. ..............................               Automobiles                          295,038        1,527,593
    Pakistan State Oil Co. Ltd. .......................       Oil, Gas & Consumable Fuels                  345,800        2,280,654
                                                                                                                     ---------------
                                                                                                                          8,185,167
                                                                                                                     ---------------
    PANAMA 0.4%
    Banco Latinoamericano de Exportaciones SA, E.......             Commercial Banks                        32,040          522,572
                                                                                                                     ---------------
    PHILIPPINES 0.5%
    DMCI Holdings Inc. ................................       Oil, Gas & Consumable Fuels                  258,600           60,212
    Manila Water Co. ..................................             Water Utilities                        650,000          291,657
    Philex Mining Corp. ...............................             Metals & Mining                      1,078,000          248,387
                                                                                                                     ---------------
                                                                                                                            600,256
                                                                                                                     ---------------
    POLAND 1.7%
  a Automotive Components Europe SA ...................             Auto Components                         69,373          331,565
  a Techmex SA ........................................    Electronic Equipment & Instruments              117,062        1,844,430
                                                                                                                     ---------------
                                                                                                                          2,175,995
                                                                                                                     ---------------
    RUSSIA 3.5%
  a Chelyabinsk Zinc Plant ............................             Metals & Mining                         86,620          972,309
  a Chelyabinsk Zink Plant, GDR .......................             Metals & Mining                         29,300          336,950
  a Veropharm .........................................             Pharmaceuticals                         36,255        1,921,515
  a Yuzhno-ural Nickel ................................             Metals & Mining                            876        1,226,400
                                                                                                                     ---------------
                                                                                                                          4,457,174
                                                                                                                     ---------------
    SINGAPORE 0.3%
    Luzhou Bio-Chem Technology Ltd. ...................              Food Products                         717,000          164,147
    Sing Holdings Ltd. ................................   Real Estate Management & Development             347,000          190,177
    Sinopipe Holdings Ltd. ............................                Machinery                           134,000           44,157
                                                                                                                     ---------------
                                                                                                                            398,481
                                                                                                                     ---------------
    SOUTH AFRICA 3.3%
    Argent Industrial Ltd. ............................     Trading Companies & Distributors                87,018          245,273
    Astral Foods Ltd. .................................              Food Products                           7,760          171,760
  a Freeworld Coatings Ltd. ...........................             Specialty Retail                       204,458          314,207
    Kagiso Media Ltd. .................................                   Media                            764,956        1,481,998


                                         Quarterly Statements of Investments | 9

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON EMERGING MARKETS SMALL CAP FUND                       INDUSTRY                         SHARES/RIGHTS        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    SOUTH AFRICA (CONTINUED)
    Lewis Group Ltd. ..................................             Specialty Retail                       261,903   $    1,753,014
  a Metorex Ltd. ......................................             Metals & Mining                         57,000          181,420
                                                                                                                     ---------------
                                                                                                                          4,147,672
                                                                                                                     ---------------
    SOUTH KOREA 11.3%
    Avista Inc. .......................................     Textiles, Apparel & Luxury Goods               141,393        1,888,160
    Binggrae Co. Ltd. .................................              Food Products                           8,840          356,037
    CJ Home Shopping ..................................        Internet & Catalog Retail                     2,000          111,960
    Daekyo Co. Ltd. ...................................                  Media                               6,450          611,890
    Duzon Digital Ware Co. Ltd. .......................                 Software                            43,215          708,670
    Eugene Corp. ......................................          Construction Materials                     26,000          341,648
    GS Home Shopping Inc. .............................        Internet & Catalog Retail                     7,680          551,355
    Haatz Inc. ........................................            Household Durables                       88,649          359,881
  c Hanshin Construction Co. Ltd. .....................        Construction & Engineering                   11,080          336,170
    Hyunjin Materials Co. Ltd. ........................                Machinery                             3,000          128,839
    Ilsung Pharmaceutical Co., Ltd. ...................             Pharmaceuticals                          5,000          600,930
    Intelligent Digital Integrated Security Co.
       Ltd. ...........................................            Household Durables                       24,000          534,587
    Korea Polyol Co. Ltd. .............................                Chemicals                             9,702          570,066
    Kukdo Chemical Co. Ltd. ...........................                Chemicals                             8,372          258,033
    Misung Polytech Co. Ltd. ..........................    Electronic Equipment & Instruments               57,412          310,965
    Neopharm Co. Ltd. .................................            Household Products                       27,957          347,951
    SFA Engineering Corp. .............................    Electronic Equipment & Instruments                4,000          258,533
    Sk Gas Co. Ltd. ...................................       Oil, Gas & Consumable Fuels                   24,551        1,927,780
  a SSCP Co. Ltd. .....................................                Chemicals                             3,957          133,161
    Techno Semichem Co., Ltd. .........................                Chemicals                            44,041        1,166,836
    TK Corp. ..........................................                Machinery                            47,124        1,560,647
    YBM Sisa.com Inc. .................................      Diversified Consumer Services                  32,778          521,759
    YESCO Co. Ltd. ....................................       Oil, Gas & Consumable Fuels                   21,054          841,215
                                                                                                                     ---------------
                                                                                                                         14,427,073
                                                                                                                     ---------------
    TAIWAN 2.5%
    G Shank Enterprise Co. Ltd. .......................                Machinery                           370,400          436,302
    Geovision Inc. ....................................         Communications Equipment                     5,000           46,100
    Giant Manufacturing Co. Ltd. ......................       Leisure Equipment & Products                 105,000          235,060
    KYE Systems Corp. .................................         Computers & Peripherals                    994,690        1,591,872
    Lite-On IT Corp. ..................................         Computers & Peripherals                    128,000          104,397
    Merry Electronics Co. Ltd. ........................            Household Durables                       78,000          240,037
    Microlife Corp. ...................................     Health Care Equipment & Supplies                47,000           67,826
    Phoenixtec Power Co. Ltd. .........................           Electrical Equipment                     154,000          233,873
    Sunplus Technology Co. Ltd. ....................... Semiconductors & Semiconductor Equipment           153,923          230,671
                                                                                                                     ---------------
                                                                                                                          3,186,138
                                                                                                                     ---------------
    THAILAND 5.4%
    Bangkok Chain Hospital PCL ........................     Health Care Providers & Services               339,100           85,065
    Cal-Comp Electronics (Thailand) Public Co.
       Ltd., fgn. .....................................         Computers & Peripherals                    626,600          130,212
    Delta Electronics (Thailand) Public Co. Ltd.,
       fgn. ...........................................    Electronic Equipment & Instruments            1,948,300        1,260,886


10 | Quarterly Statements of Investments

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON EMERGING MARKETS SMALL CAP FUND                          INDUSTRY                      SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------

    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS AND RIGHTS (CONTINUED)
    THAILAND (CONTINUED)
    Glow Energy Public Co. Ltd., fgn. .............   Independent Power Producers & Energy Traders       1,231,100   $    1,224,339
    Hana Microelectronics Public Co. Ltd., fgn. ...        Electronic Equipment & Instruments            1,523,200          976,729
    Hemaraj Land & Devevelopment Public Co. Ltd. ..       Real Estate Management & Development          20,448,100          861,995
    Precious Shipping Public Co. Ltd., fgn. .......                      Marine                            441,000          383,592
    Rojana Industrial Park Public Co. Ltd., fgn. ..       Real Estate Management & Development             758,400          389,500
    Thai Union Frozen Products Ltd., fgn. .........                  Food Products                       1,840,600        1,234,899
    TISCO Bank Public Co. Ltd., fgn. ..............                 Consumer Finance                       307,800          269,559
  a Tycoons Worldwide Groups (Thailand) Public
       Co. Ltd., fgn. .............................                 Metals & Mining                         54,500           10,031
                                                                                                                     ---------------
                                                                                                                          6,826,807
                                                                                                                     ---------------
    TUNISIA 0.5%
  a Amen Bank .....................................                 Commercial Banks                        27,090          572,425
    Banque de l' Habitat ..........................            Thrifts & Mortgage Finance                    1,417           28,790
                                                                                                                     ---------------
                                                                                                                            601,215
                                                                                                                     ---------------
    TURKEY 7.9%
    Alarko Holding AS .............................             Industrial Conglomerates                    27,943           88,057
    Anadolu Cam Sanayii AS ........................              Containers & Packaging                    275,619          656,151
  a IS Yatirim Menkul Degerler AS .................                 Capital Markets                         37,382           87,073
  a Kardemir Karabuk Demir Celik Sanayi ve
       Ticaret AS, D ..............................                 Metals & Mining                        690,000          815,414
    Pinar Sut Mamulleri Sanayii AS ................                  Food Products                         235,300        1,632,139
  a Selcuk Ecza Deposu ............................                 Pharmaceuticals                      1,224,355        2,474,397
  a Tat Konserve Sanayii AS .......................                  Food Products                          61,694          163,778
  a Tekfen Holding AS .............................          Diversified Financial Services                245,000        1,353,243
    Trakya Cam Sanayii AS .........................                Building Products                       872,182        2,091,295
    Turcas Petrolculuk AS .........................           Oil, Gas & Consumable Fuels                   77,000          652,794
                                                                                                                     ---------------
                                                                                                                         10,014,341
                                                                                                                     ---------------
    UKRAINE 1.0%
  a XXI Century Investments Public Ltd. ...........       Real Estate Management & Development              44,766        1,278,625
                                                                                                                     ---------------
    TOTAL COMMON STOCKS AND RIGHTS
       (COST $104,556,940) ........................                                                                     112,739,154
                                                                                                                     ---------------
    PREFERRED STOCKS 1.5%
    BRAZIL 1.5%
    Marcopolo SA, pfd. ............................                    Machinery                           314,563        1,272,390
    Saraiva SA Livreiros, pfd. ....................                      Media                              32,000          629,213
                                                                                                                     ---------------
    TOTAL PREFERRED STOCKS
       (COST $1,409,423) ..........................                                                                       1,901,603
                                                                                                                     ---------------
    TOTAL LONG TERM INVESTMENTS
       (COST $105,966,363) ........................                                                                     114,640,757
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 11

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON EMERGING MARKETS SMALL CAP FUND                                                     PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENT (COST $10,655,000) 8.4%
    UNITED STATES 8.4%
    Dresdner Bank AG, Time Deposit, 4.25%,
       1/02/08 ................................................................................      $  10,655,000   $   10,655,000
                                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $116,621,363)
       98.4% ..................................................................................                         125,295,757
    OTHER ASSETS, LESS LIABILITIES 1.6% .......................................................                           2,031,275
                                                                                                                     ---------------
    NET ASSETS 100.0% .........................................................................                      $  127,327,032
                                                                                                                     ===============

See Selected Currency and Portfolio Abbreviations on page 26.

a Non-income producing for the twelve months ended December 31, 2007.

b Rounds to less than 0.1% of net assets.

c A portion or all of the security purchased on a when-issued or delayed delivery basis.


12 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                 INDUSTRY                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 88.6%
    COMMON STOCKS 57.3%
    AUSTRALIA 0.9%
    Billabong International Ltd. ..................          Textiles, Apparel & Luxury Goods              388,495   $    5,044,430
    National Australia Bank Ltd. ..................                  Commercial Banks                      128,662        4,259,961
                                                                                                                     ---------------
                                                                                                                          9,304,391
                                                                                                                     ---------------
    AUSTRIA 0.9%
    Telekom Austria AG ............................       Diversified Telecommunication Services           335,520        9,317,870
                                                                                                                     ---------------
    CANADA 0.3%
    BCE Inc. ......................................       Diversified Telecommunication Services            69,678        2,780,108
                                                                                                                     ---------------
    CHINA 0.5%
    Travelsky Technology Ltd., H ..................                    IT Services                       4,718,000        5,015,609
                                                                                                                     ---------------
    EGYPT 0.5%
    Egyptian Mobile Services ......................        Wireless Telecommunication Services             138,977        5,127,001
                                                                                                                     ---------------
    FINLAND 0.5%
    Stora Enso OYJ, R .............................              Paper & Forest Products                   114,590        1,712,404
    UPM-Kymmene OYJ ...............................              Paper & Forest Products                   143,550        2,895,147
                                                                                                                     ---------------
                                                                                                                          4,607,551
                                                                                                                     ---------------
    FRANCE 4.5%
    France Telecom SA .............................       Diversified Telecommunication Services           314,060       11,283,923
    Sanofi-Aventis ................................                  Pharmaceuticals                       127,550       11,723,103
    Total SA, B ...................................            Oil, Gas & Consumable Fuels                 120,090        9,959,647
    Vivendi SA ....................................                       Media                            250,830       11,486,610
                                                                                                                     ---------------
                                                                                                                         44,453,283
                                                                                                                     ---------------
    GERMANY 2.9%
    Bayerische Motoren Werke AG ...................                    Automobiles                         168,820       10,527,281
    Deutsche Post AG ..............................              Air Freight & Logistics                   270,100        9,188,113
    E.ON AG .......................................                 Electric Utilities                      19,710        4,188,295
    Siemens AG ....................................              Industrial Conglomerates                   30,450        4,817,882
                                                                                                                     ---------------
                                                                                                                         28,721,571
                                                                                                                     ---------------
    HONG KONG 3.6%
    Bank of East Asia Ltd. ........................                  Commercial Banks                      923,772        6,319,903
    Hopewell Holdings Ltd. ........................           Transportation Infrastructure              2,296,000       10,599,505
    Hutchison Whampoa Ltd. ........................              Industrial Conglomerates                  298,000        3,380,067
  a RREEF China Commercial Trust ..................        Real Estate Management & Development          9,857,000        4,752,737
    Yue Yuen Industrial Holdings Ltd. .............          Textiles, Apparel & Luxury Goods            2,956,000       10,613,868
                                                                                                                     ---------------
                                                                                                                         35,666,080
                                                                                                                     ---------------
    ITALY 3.9%
    Eni SpA .......................................            Oil, Gas & Consumable Fuels                 290,658       10,625,502
    Intesa Sanpaolo SpA ...........................                  Commercial Banks                    1,168,228        9,223,257
    UniCredito Italiano SpA .......................                  Commercial Banks                    2,199,017       18,227,889
                                                                                                                     ---------------
                                                                                                                         38,076,648
                                                                                                                     ---------------
    JAPAN 2.4%
    EBARA Corp. ...................................                     Machinery                          803,000        2,750,715
    Nintendo Co. Ltd. .............................                      Software                            6,300        3,779,492


                                        Quarterly Statements of Investments | 13

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                INDUSTRY                         SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    JAPAN (CONTINUED)
    Takeda Pharmaceutical Co. Ltd. ................                   Pharmaceuticals                      245,700   $   14,475,622
    Tamron Co. Ltd. ...............................            Leisure Equipment & Products                120,300        3,025,974
                                                                                                                     ---------------
                                                                                                                         24,031,803
                                                                                                                     ---------------
    MEXICO 0.3%
    Telefonos de Mexico SAB de CV (Telmex), L,
       ADR ........................................       Diversified Telecommunication Services            66,720        2,457,965
                                                                                                                     ---------------
    NETHERLANDS 3.1%
    ING Groep NV ..................................                   Capital Markets                      417,280       16,289,615
    Reed Elsevier NV ..............................                        Media                           493,670        9,833,969
    Unilever NV ...................................                    Food Products                       112,726        4,137,343
                                                                                                                     ---------------
                                                                                                                         30,260,927
                                                                                                                     ---------------
    RUSSIA 0.5%
    Mobile TeleSystems, ADR .......................         Wireless Telecommunication Services             50,890        5,180,093
                                                                                                                     ---------------
    SINGAPORE 1.5%
    Singapore Telecommunications Ltd. .............       Diversified Telecommunication Services         4,557,999       12,648,372
    Venture Corp. Ltd. ............................         Electronic Equipment & Instruments             283,000        2,513,025
                                                                                                                     ---------------
                                                                                                                         15,161,397
                                                                                                                     ---------------
    SOUTH AFRICA 1.7%
    Foschini Ltd. .................................                  Specialty Retail                      714,429        5,026,500
    JD Group Ltd. .................................                  Specialty Retail                      306,721        2,278,626
    Massmart Holdings Ltd. ........................              Food & Staples Retailing                  892,669        9,362,297
                                                                                                                     ---------------
                                                                                                                         16,667,423
                                                                                                                     ---------------
    SOUTH KOREA 1.7%
    Kookmin Bank ..................................                  Commercial Banks                      131,292        9,678,060
    Macquarie Korea Infrastructure Fund ...........            Transportation Infrastructure               384,390        2,784,215
    Shinhan Financial Group Co. Ltd. ..............                  Commercial Banks                       73,460        4,198,611
                                                                                                                     ---------------
                                                                                                                         16,660,886
                                                                                                                     ---------------
    SPAIN 1.0%
    Telefonica SA .................................       Diversified Telecommunication Services           298,741        9,687,202
                                                                                                                     ---------------
    TAIWAN 2.3%
    Chunghwa Telecom Co. Ltd., ADR ................       Diversified Telecommunication Services           521,777       11,014,718
    Compal Electronics Inc. .......................               Computers & Peripherals                1,697,664        1,858,374
  b Compal Electronics Inc., GDR, 144A ............               Computers & Peripherals                   66,732          367,026
    Lite-On Technology Corp. ......................               Computers & Peripherals                2,176,879        3,799,302
    Mega Financial Holding Co. Ltd. ...............                  Commercial Banks                    9,038,000        5,559,917
                                                                                                                     ---------------
                                                                                                                         22,599,337
                                                                                                                     ---------------
    THAILAND 1.7%
    Advanced Info Service Public Co. Ltd., fgn. ...         Wireless Telecommunication Services          1,627,000        4,994,264
    Bank of Ayudhya Public Co. Ltd. ...............                  Commercial Banks                    7,747,700        6,037,617
    Krung Thai Bank Public Co. Ltd., fgn ..........                  Commercial Banks                   19,424,000        5,939,356
                                                                                                                     ---------------
                                                                                                                         16,971,237
                                                                                                                     ---------------


14 | Quarterly Statements of Investments

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                 INDUSTRY                         SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    UNITED KINGDOM 14.0%
    Aviva PLC .....................................                    Insurance                           718,920   $    9,613,523
    BP PLC ........................................           Oil, Gas & Consumable Fuels                1,068,995       13,062,844
    Centrica PLC ..................................                 Multi-Utilities                        251,410        1,792,097
    Compass Group PLC .............................          Hotels, Restaurants & Leisure                 690,705        4,233,843
    GlaxoSmithKline PLC ...........................                 Pharmaceuticals                        546,496       13,888,153
    HSBC Holdings PLC .............................                Commercial Banks                        948,704       16,022,405
    Kingfisher PLC ................................                Specialty Retail                      3,296,557        9,536,937
    Old Mutual PLC ................................                    Insurance                         4,468,750       14,881,511
    Pearson PLC ...................................                      Media                             587,983        8,551,904
    Royal Bank of Scotland Group PLC ..............                Commercial Banks                        601,483        5,306,318
    Royal Dutch Shell PLC, B ......................           Oil, Gas & Consumable Fuels                  219,266        9,105,516
    Tesco PLC .....................................            Food & Staples Retailing                    545,911        5,176,721
    Vodafone Group PLC ............................       Wireless Telecommunication Services            4,746,105       17,710,054
    Yell Group PLC ................................                      Media                           1,216,120        9,689,643
                                                                                                                     ---------------
                                                                                                                        138,571,469
                                                                                                                     ---------------
    UNITED STATES 8.6%
    Bank of America Corp. .........................                Commercial Banks                        205,830        8,492,546
    Bristol-Myers Squibb Co. ......................                 Pharmaceuticals                        211,490        5,608,715
    General Electric Co. ..........................            Industrial Conglomerates                    384,920       14,268,984
    JPMorgan Chase & Co. ..........................         Diversified Financial Services                 202,446        8,836,768
    Merck & Co. Inc. ..............................                 Pharmaceuticals                        286,806       16,666,297
    Microsoft Corp. ...............................                    Software                            356,060       12,675,736
    Pfizer Inc. ...................................                 Pharmaceuticals                        404,772        9,200,467
    United Parcel Service Inc., B .................             Air Freight & Logistics                    132,100        9,342,112
                                                                                                                     ---------------
                                                                                                                         85,091,625
                                                                                                                     ---------------
    TOTAL COMMON STOCKS (COST $527,472,181)                                                                             566,411,476
                                                                                                                     ---------------
    CONVERTIBLE PREFERRED STOCKS 2.3%
    UNITED STATES 2.3%
  b The Goldman Sachs Group Inc. into Accenture
       Ltd., 6.35% cvt., pfd., 144A ...............         Investment Banking & Brokerage                 133,000        4,754,617
  b The Goldman Sachs Group Inc. into Comcast
       Corp., 6.275%, cvt., pfd., 144A ............         Diversified Financial Services                 247,520        4,481,597
  b The Goldman Sachs Group Inc. into News
       Corp., 4.80%, cvt,. pfd., 144A .............                       Media                            446,200        9,084,186
  b Morgan Stanley into Comcast Corp., 5.00%,
       cvt., pfd.,144A ............................         Diversified Financial Services                 242,500        4,611,137
                                                                                                                     ---------------
    TOTAL CONVERTIBLE PREFERRED STOCKS
       (COST $24,305,081) .........................                                                                      22,931,537
                                                                                                                     ---------------
    PREFERRED STOCK (COST $1,725,055) 0.5%
    BRAZIL 0.5%
    Companhia Vale do Rio Doce, ADR, pfd., A ......                 Metals & Mining                        172,380        4,823,192
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 15

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                       PRINCIPAL AMOUNT d       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    SENIOR FLOATING RATE INTERESTS 4.0%
    UNITED STATES 4.0%
    Allied Waste North America Inc.,
       Credit Link, 5.121%, 3/28/14 ...............                                                   563,222        $      540,974
       Term Loan B, 6.36% - 6.89%, 3/28/14 ........                                                   936,778               899,776
  c Alltel Communications Corp., Term Loan B-3,
       7.778%, 6/30/15 ............................                                                 5,490,000             5,255,961
  c Amsted Industries Inc.,
       Delay Draw, 8.50%, 4/05/13 .................                                                   241,508               231,963
       Term Loan B, 8.50%, 4/05/13 ................                                                 1,258,492             1,208,757
    Bausch and Lomb Inc., Parent Term Loan B,
       8.08%, 4/28/15 .............................                                                 1,440,000             1,432,656
    Community Health Systems Inc., Term Loan,
       7.331%, 7/25/14 ............................                                                 1,407,193             1,352,593
    DaVita Inc., Term Loan B-1, 6.35% - 6.75%,
       10/05/12 ...................................                                                   500,000               479,830
  c DJO Finance LLC, Term Loan B, 7.83%,
       5/20/14 ....................................                                                   900,000               887,868
    Education Management LLC, Term Loan C,
       6.625%, 6/01/13 ............................                                                   498,709               483,060
    First Data Corp., Term Loan B-2, 7.58% -
       7.634%, 9/24/14 ............................                                                 5,486,250             5,203,708
    Georgia-Pacific Corp., Term Loan B,
       6.58% - 6.896%, 12/20/12 ...................                                                 1,500,000             1,418,610
    HCA Inc., Term Loan B-1, 7.08%, 11/18/13 ......                                                 3,989,924             3,824,183
    Idearc Inc., Term Loan B, 6.83%, 11/17/14 .....                                                 1,496,222             1,428,563
  c Jarden Corp., Term Loan B-3, 7.698%,
       1/24/12 ....................................                                                   500,000               491,015
  c Nielsen Finance LLC (VNU Inc.), Term Loan B,
       6.896% - 7.493%, 8/09/13 ...................                                                 2,000,000             1,897,060
    NRG Energy Inc.,
       Credit Link, 6.48%, 2/01/13 ................                                                   440,822               419,667
       Term Loan, 6.58%, 2/01/13 ..................                                                 1,059,178             1,008,348
  c Nuveen Investments Inc., Term Loan B,
       7.83% - 7.865%, 11/13/14 ...................                                                   800,000               789,032
    OSI Restaurant Partners LLC (Outback),
       Pre-Funded Revolving Credit, 4.878%,
         6/14/13 ..................................                                                   106,631                98,952
       Term Loan B, 7.125%, 6/14/14 ...............                                                 1,343,546             1,244,916
  c Penn National Gaming Inc., Term Loan B,
       6.58% - 6.76%, 10/03/12 ....................                                                   500,000               494,035
  c Regal Cinemas Corp., Term Loan, 6.33%,
       10/27/13 ...................................                                                   500,000               473,205
  c Rockwood Specialties Group Inc., Term
       Loan E, 8.00%, 7/30/12 .....................                                                   700,000               676,151
    Texas Competitive Electric Holdings Co.
       LLC, Term Loan B-2, 8.396%, 10/10/14 .......                                                 4,000,000             3,920,040

  c Univision Communications Inc.,
       Delayed Draw Term Loan, 8.75%, 9/29/14 .....                                                    67,114                61,376
       Term Loan B, 7.095% - 7.210%, 9/29/14 ......                                                 1,932,886             1,765,672


16 | Quarterly Statements of Investments

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                        PRINCIPAL AMOUNT d       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    SENIOR FLOATING RATE INTERESTS (CONTINUED)
    UNITED STATES (CONTINUED)
    West Corp., Term Loan B-2, 7.22% - 7.468%,
      10/24/13 ................................................................................         1,500,000      $  1,424,055
                                                                                                                       -------------
    TOTAL SENIOR FLOATING RATE INTERESTS
      (COST $39,694,211) ......................................................................                          39,412,026
                                                                                                                       -------------
    CORPORATE BONDS & NOTES 5.8% BE
    BERMUDA 0.1%
    Intelsat Subsidiary Holding Co. Ltd., senior note,
      8.25%, 1/15/13 ..........................................................................           800,000           808,000
                                                                                                                       -------------
    CANADA 0.2%
    CanWest Media Inc., senior sub. note, 8.00%,
      9/15/12 .................................................................................           200,000           189,750
  b CanWest Mediaworks LP, senior sub. note, 144A,
      9.25%, 8/01/15 ..........................................................................           600,000           590,250
    Novelis Inc., senior note, 7.25%, 2/15/15 .................................................           600,000           567,000
    Quebecor Media Inc.,
      b 144A, 7.75%, 3/15/16 ..................................................................           600,000           579,000
         senior note, 7.75%, 3/15/16 ..........................................................           200,000           193,000
                                                                                                                       -------------
                                                                                                                          2,119,000
                                                                                                                       -------------
    GERMANY 0.0% e
  b FMC Finance III SA, senior note, 144A, 6.875%,
      7/15/17 .................................................................................           350,000           351,750
                                                                                                                       -------------
    ICELAND 0.1%
b,f Landsbanki Islands HF, 144A, FRN, 5.73%,
      8/25/09 .................................................................................           500,000           499,351
                                                                                                                       -------------
    JAMAICA 0.1%
  b Digicel Group Ltd., senior note, 144A, 8.875%,
      1/15/15 .................................................................................           800,000           734,000
                                                                                                                       -------------
    KAZAKHSTAN 0.1%
  b HSBK Europe BV, 144A, 7.25%, 5/03/17 ......................................................           800,000           700,000
                                                                                                                       -------------
    NETHERLANDS 0.1%
  b Intergen NV, senior secured note, 144A, 9.00%,
      6/30/17 .................................................................................           500,000           528,750
                                                                                                                       -------------
    RUSSIA 0.0% e
  g Alfa Medium Term Note for ABH Financial, Reg S,
      8.20%, 6/25/12 ..........................................................................           495,000           466,320
                                                                                                                       -------------
    SOUTH AFRICA 0.1%
b,f Edcon Holdings, 144A, FRN, 10.448%,
      6/15/15 .................................................................................           500,000 EUR       560,938
f,g Edcon Proprietary Ltd., senior secured note,
      Reg S, FRN, 8.198%, 6/15/14 .............................................................           800,000 EUR       980,683
                                                                                                                       -------------
                                                                                                                          1,541,621
                                                                                                                       -------------


                                        Quarterly Statements of Investments | 17

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                        PRINCIPAL AMOUNT d       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    SOUTH KOREA 0.2%
    Kumho Industrial Co. Ltd.,
      5.75%, 8/04/09 ..........................................................................       780,000,000 KRW  $    816,359
      5.75%, 10/23/09 .........................................................................       370,000,000 KRW       383,696
    Woori Capital Co. Ltd., 5.14%, 5/21/08 ....................................................       730,000,000 KRW       776,821
                                                                                                                       -------------
                                                                                                                          1,976,876
                                                                                                                       -------------
    SWITZERLAND 0.1%
  b Petroplus Finance Ltd., senior note, 144A, 6.75%,
      5/01/14 .................................................................................           800,000           749,000
                                                                                                                       -------------
    UNITED KINGDOM 0.1%
  b Ceva Group PLC, senior note, 144A, 10.00%,
      9/01/14 .................................................................................           500,000           516,250
  b Ineos Group Holdings PLC, 144A, 8.50%,
      2/15/16 .................................................................................           700,000           626,500
    Inmarsat Finance II PLC, senior note, zero cpn.
      to 11/15/08, 10.375% thereafter, 11/15/12 ...............................................           200,000           195,250
                                                                                                                       -------------
                                                                                                                          1,338,000
                                                                                                                       -------------
    UNITED STATES 4.6%
  b AES Corp., senior note, 144A, 8.00%, 10/15/17 .............................................           700,000           719,250
  b Allison Transmission Inc., senior note, 144A,
      11.00%, 11/01/15 ........................................................................           700,000           640,500
    Aquila Inc., senior note, 9.95%, 2/01/11 ..................................................           100,000           108,100
  b Bristow Group Inc., senior note, 144A, 7.50%,
      9/15/17 .................................................................................           900,000           909,000
    CCH II LLC, senior note, 10.25%, 9/15/10 ..................................................           800,000           788,000
    Chesapeake Energy Corp.,
         senior note, 7.625%, 7/15/13 .........................................................            50,000            51,875
         senior note, 6.25%, 1/15/18 ..........................................................         1,550,000         1,495,750
    Copano Energy LLC, senior note, 8.125%,
      3/01/16 .................................................................................           600,000           607,500
    Crown Americas Inc., senior note, 7.75%,
      11/15/15 ................................................................................           600,000           621,000
    CSC Holdings Inc.,
         senior deb., 7.625%, 7/15/18 .........................................................           700,000           646,625
         senior note, 6.75%, 4/15/12 ..........................................................           100,000            96,125
    DaVita Inc., senior sub. note, 7.25%, 3/15/15 .............................................           200,000           201,500
    Dean Foods Inc., senior note, 7.00%, 6/01/16 ..............................................           100,000            89,500
    Dex Media Inc., senior disc. note, zero cpn. to
      11/15/08, 9.00% thereafter, 11/15/13 ....................................................           200,000           183,000
    Dex Media West LLC, senior sub. note, 9.875%,
         8/15/13 ..............................................................................           150,000           156,375
  b Dollar General Corp., senior note, 144A, 10.625%,
      7/15/15 .................................................................................           600,000           553,500
    DRS Technologies Inc.,
         senior sub. note, 6.875%, 11/01/13 ...................................................           600,000           600,000
         senior sub. note, 7.625%, 2/01/18 ....................................................           200,000           203,500


18 | Quarterly Statements of Investments

Templeton Global Investment Trust

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                         PRINCIPAL AMOUNT d      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    UNITED STATES (CONTINUED)
    Dynegy Holdings Inc.,
         senior note, 7.50%, 6/01/15 ..........................................................            500,000     $    470,000
         senior note, 8.375%, 5/01/16 .........................................................            200,000          196,500
    Edison Mission Energy, senior note, 7.00%,
      5/15/17 .................................................................................            600,000          592,500
    El Paso Corp., senior note, 6.875%, 6/15/14 ...............................................            600,000          607,334
  b Fontainebleau Las Vegas, 144A, 10.25%,
      6/15/15 .................................................................................            500,000          436,250
    Ford Motor Credit Co. LLC, senior note,
         5.80%, 1/12/09 .......................................................................            250,000          237,355
         9.875%, 8/10/11 ......................................................................            150,000          141,978
    Forest City Enterprises Inc., senior note, 7.625%,
      6/01/15 .................................................................................            150,000          145,500
    Freeport-McMoRan Copper & Gold Inc.,
      senior note, 8.375%, 4/01/17 ............................................................            200,000          215,000
    Freescale Semiconductor Inc., senior note,
      8.875%, 12/15/14 ........................................................................            500,000          448,750
    Fresenius Medical Care Capital Trust IV, 7.875%,
      6/15/11 .................................................................................            250,000          260,000
    GMAC LLC,
         7.25%, 3/02/11 .......................................................................          1,750,000        1,534,978
         6.875%, 8/28/12 ......................................................................            250,000          209,689
    Graphic Packaging International Corp., senior note,
      8.50%, 8/15/11 ..........................................................................            200,000          199,000
    Greenbrier Cos. Inc., senior note, 8.375%,
      5/15/15 .................................................................................            200,000          192,000
  b Hawker Beechcraft Acquisition Co., senior note,
      144A, 8.50%, 4/01/15 ....................................................................            300,000          300,750
    HCA Inc.,
         senior note, 6.50%, 2/15/16 ..........................................................          1,100,000          935,000
         senior secured note, 9.125%, 11/15/14 ................................................            500,000          521,250
    Host Marriott LP, senior note,
         K, 7.125%, 11/01/13 ..................................................................            100,000          101,250
         M, 7.00%, 8/15/12 ....................................................................            200,000          201,000
    Huntsman International LLC, senior sub. note,
      7.875%, 11/15/14 ........................................................................            250,000          266,250
    Iron Mountain Inc., senior sub. note, 8.75%,
      7/15/18 .................................................................................            600,000          633,750
    Jarden Corp., senior sub. note, 7.50%,
      5/01/17 .................................................................................            700,000          605,500
    Jostens IH Corp., senior sub. note, 7.625%,
      10/01/12 ................................................................................            300,000          303,000
    JSG Funding PLC, senior sub. note, 7.75%,
      4/01/15 .................................................................................            300,000          286,500
    KB Home, senior note, 6.25%, 6/15/15 ......................................................            800,000          700,000
    Lamar Media Corp., senior sub. note,
         7.25%, 1/01/13 .......................................................................            100,000          100,500
         6.625%, 8/15/15 ......................................................................            500,000          488,750


                                        Quarterly Statements of Investments | 19

Templeton Global Investment Trust

------------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                        PRINCIPAL AMOUNT d      VALUE
------------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    UNITED STATES (CONTINUED)
    Lehman Brothers Holdings Inc., senior note,
       6.20%, 9/26/14 ........................................................................         600,000       $      611,916
    LIN Television Corp., senior sub. note, 6.50%,
       5/15/13 ...............................................................................         100,000               94,625
  b MacDermid Inc., senior sub. note, 144A, 9.50%,
       4/15/17 ...............................................................................         600,000              567,000
    Mariner Energy Inc., senior note, 7.50%,
       4/15/13 ...............................................................................         200,000              193,500
    Markwest Energy Partners LP, senior note,
       6.875%, 11/01/14 ......................................................................         800,000              766,000
    MetroPCS Wireless Inc., senior note, 9.25%,
       11/01/14 ..............................................................................         800,000              756,000
    MGM MIRAGE, senior note,
         6.625%, 7/15/15 .....................................................................         600,000              565,500
         7.50%, 6/01/16 ......................................................................         100,000               99,500
    Michaels Stores Inc., senior note, 10.00%,
       11/01/14 ..............................................................................       1,600,000            1,528,000
    Mirant North America LLC, senior note, 7.375%,
       12/31/13 ..............................................................................         200,000              201,500
    Nalco Co., senior sub. note, 8.875%,
       11/15/13 ..............................................................................         600,000              628,500
  b New Page Corp., senior secured note, 144A,
       10.00%, 5/01/12 .......................................................................         900,000              909,000
    Nortek Inc., senior sub. note, 8.50%, 9/01/14 ............................................         600,000              483,000
    NRG Energy Inc., senior note, 7.375%, 2/01/16 ............................................       1,600,000            1,564,000
  b Outback Steakhouse Inc., senior note, 144A,
       10.00%, 6/15/15 .......................................................................         800,000              588,000
    Owens-Brockway Glass Container Inc., senior note,
       6.75%, 12/01/14 .......................................................................         300,000              300,000
    Peabody Energy Corp., senior note,
         B, 6.875%, 3/15/13 ..................................................................         150,000              151,500
         7.375%, 11/01/16 ....................................................................         150,000              154,500
    Pinnacle Entertainment Inc., senior sub. note,
         8.25%, 3/15/12 ......................................................................         100,000              101,500
         8.75%, 10/01/13 .....................................................................         100,000              102,250
    R.H. Donnelley Corp., senior note,
         8.875%, 1/15/16 .....................................................................       1,600,000            1,504,000
       b 144A, 8.875%, 10/15/17  .............................................................         200,000              186,000
    Radio One Inc., senior sub. note, 6.375%,
       2/15/13 ...............................................................................         800,000              665,000
    RBS Global & Rexnord Corp., senior note,
       9.50%, 8/01/14 ........................................................................         700,000              696,500
    Reynolds American Inc., senior secured note,
       7.625%, 6/01/16 .......................................................................         300,000              320,399
    Royal Caribbean Cruises Ltd., senior deb.,
       7.25%, 3/15/18 ........................................................................         200,000              193,002
    RSC Equipment Rental Inc., senior note, 9.50%,
       12/01/14 ..............................................................................         800,000              720,000


20 | Quarterly Statements of Investments

Templeton Global Investment Trust

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                       PRINCIPAL AMOUNT d       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
    UNITED STATES (CONTINUED)
    Sanmina-SCI Corp.,
     b,f senior note, 144A, FRN, 7.741%, 6/15/14 .............................................         400,000       $      387,500
         senior sub. note, 8.125%, 3/01/16 ...................................................         200,000              178,250
    Smithfield Foods Inc., senior note,
         7.75%, 5/15/13 ......................................................................         400,000              396,000
         7.75%, 7/01/17 ......................................................................         200,000              194,500
    Station Casinos Inc., senior sub. note, 6.875%,
       3/01/16 ...............................................................................       1,600,000            1,176,000
    SunGard Data Systems Inc.,
         senior note, 9.125%, 8/15/13 ........................................................         300,000              306,750
         senior sub. note, 10.25%, 8/15/15 ...................................................       1,300,000            1,335,750
    Tesoro Corp., senior note, 6.50%, 6/01/17 ................................................         800,000              796,000
  b Texas Competitive Electric Holdings Co. LLC,
       senior note, 144A, 10.25%, 11/01/15 ...................................................       1,000,000              995,000
    TransDigm Inc., senior sub. note, 7.75%,
       7/15/14 ...............................................................................         300,000              306,000
  b TRW Automotive Inc., senior note, 144A, 7.25%,
       3/15/17 ...............................................................................         600,000              541,500
    United Rentals North America Inc., senior sub.
       note, 7.75%, 11/15/13 .................................................................         200,000              174,000
    United Surgical Partners International Inc.,
       senior sub. note, PIK, 9.25%, 5/01/17 .................................................         800,000              784,000
  b Univision Communications Inc., senior note,
       144A, PIK, 9.75%, 3/15/15 .............................................................       1,600,000            1,466,000
  f U.S. Oncology Holdings Inc., senior note, FRN,
       10.759%, 3/15/12 ......................................................................         600,000              501,000
    Vanguard Health Holding Co. II LLC, senior sub.
       note, 9.00%, 10/01/14 .................................................................         600,000              580,500
    The Williams Cos. Inc.,
         8.75%, 3/15/32 ......................................................................         100,000              122,750
         senior note, 7.625%, 7/15/19 ........................................................         600,000              653,250
                                                                                                                     ---------------
                                                                                                                         45,546,876
                                                                                                                     ---------------
    TOTAL CORPORATE BONDS & NOTES
       (COST $58,935,229) ....................................................................                           57,359,544
                                                                                                                     ---------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 18.7%
    ARGENTINA 0.6%
f,h Government of Argentina, FRN, 5.389%,
       8/03/12 ...............................................................................      10,585,000            5,755,564
                                                                                                                     ---------------
    AUSTRALIA 0.5%
    New South Wales Treasury Corp., 8.00%,
       3/01/08 ...............................................................................       4,645,000 AUD        4,075,414
    Queensland Treasury Corp., 6.00%, 7/14/09 ................................................       1,080,000 AUD          931,943
                                                                                                                     ---------------
                                                                                                                          5,007,357
                                                                                                                     ---------------


                                        Quarterly Statements of Investments | 21

Templeton Global Investment Trust

-----------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON INCOME FUND                                                                        PRINCIPAL AMOUNT d      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    BRAZIL 4.6%
    Nota Do Tesouro Nacional,
         9.762%, 1/01/12 ....................................................................          24,320 i BRL  $   12,488,465
         9.762%, 1/01/14 ....................................................................           5,000 i BRL       2,469,036
         9.762%, 1/01/17 ....................................................................          31,425 i BRL      14,886,881
       j Index Linked, 6.00%, 5/15/15 .......................................................           2,600 i BRL       2,260,791
       j Index Linked, 6.00%, 5/15/45 .......................................................          15,735 i BRL      13,675,006
                                                                                                                     ---------------
                                                                                                                         45,780,179
                                                                                                                     ---------------
    CANADA 0.5%
    Government of Canada, 10.00%, 6/01/08 ...................................................       4,715,000   CAD       4,859,835
                                                                                                                     ---------------
    EL SALVADOR 0.0% e
  b Government of El Salvador, 144A, 7.65%,
       6/15/35 ..............................................................................         100,000               116,000
                                                                                                                     ---------------
    INDONESIA 2.8%
    Government of Indonesia,
         13.15%, 3/15/10 ....................................................................     500,000,000   IDR          58,482
         15.425%, 9/15/10 ...................................................................   1,550,000,000   IDR         192,631
         10.00%, 10/15/11 ...................................................................   3,375,000,000   IDR         370,130
         13.15%, 1/15/12 ....................................................................   2,700,000,000   IDR         326,314
         11.00%, 12/15/12 ...................................................................     100,000,000   IDR          11,347
         14.25%, 6/15/13 ....................................................................  10,805,000,000   IDR       1,380,964
         14.275%, 12/15/13 ..................................................................   2,615,000,000   IDR         336,184
         11.00%, 10/15/14 ...................................................................     980,000,000   IDR         111,903
         9.50%, 6/15/15 .....................................................................   4,937,000,000   IDR         515,624
         10.75%, 5/15/16 ....................................................................   3,050,000,000   IDR         338,704
         10.00%, 7/15/17 ....................................................................   4,156,000,000   IDR         444,361
         11.50%, 9/15/19 ....................................................................   7,315,000,000   IDR         847,422
         11.00%, 11/15/20 ...................................................................  15,000,000,000   IDR       1,661,732
         12.80%, 6/15/21 ....................................................................  24,487,000,000   IDR       3,035,984
         12.90%, 6/15/22 ....................................................................  10,410,000,000   IDR       1,294,506
         10.25%, 7/15/22 ....................................................................   3,500,000,000   IDR         367,980
         11.75%, 8/15/23 ....................................................................  20,415,000,000   IDR       2,341,880
         10.00%, 9/15/24 ....................................................................   4,000,000,000   IDR         401,933
         11.00%, 9/15/25 ....................................................................  34,000,000,000   IDR       3,703,987
         12.00%, 9/15/26 ....................................................................   3,350,000,000   IDR         401,251
         10.25%, 7/15/27 ....................................................................  95,460,000,000   IDR       9,909,340
         9.75%, 5/15/37 .....................................................................   1,750,000,000   IDR         170,109
                                                                                                                     ---------------
                                                                                                                         28,222,768
                                                                                                                     ---------------
    IRAQ 0.5%
  b Government of Iraq, 144A, 5.80%, 1/15/28 ................................................       7,400,000             4,921,000
                                                                                                                     ---------------
    MALAYSIA 1.7%
    Government of Malaysia,
         3.17%, 5/15/08 .....................................................................      10,130,000   MYR       3,059,444
         6.45%, 7/01/08 .....................................................................      11,655,000   MYR       3,575,608
         3.917%, 9/30/08 ....................................................................         300,000   MYR          90,908


22 | Quarterly Statements of Investments

Templeton Global Investment Trust

-------------------------------------------------------------------------------------------------------------------------
   TEMPLETON INCOME FUND                                                              PRINCIPAL AMOUNT d       VALUE
-------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONTINUED)
   FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
   MALAYSIA (CONTINUED)
   Government of Malaysia, (continued)
        7.00%, 3/15/09 ............................................................      5,780,000   MYR   $   1,819,502
        3.756%, 4/28/11 ...........................................................     25,940,000   MYR       7,887,560
                                                                                                           --------------
                                                                                                              16,433,022
                                                                                                           --------------
   MEXICO 2.4%
   Government of Mexico,
        8.00%, 12/17/15 ...........................................................        350,000 k MXN       3,175,071
        10.00%, 12/05/24 ..........................................................      1,920,000 k MXN      20,475,076
                                                                                                           --------------
                                                                                                              23,650,147
                                                                                                           --------------
   NEW ZEALAND 0.1%
   Government of New Zealand, 6.00%, 4/15/15 ......................................        830,000   NZD         614,882
                                                                                                           --------------
   NORWAY 0.5%
   Government of Norway, 5.50%, 5/15/09 ...........................................     24,800,000   NOK       4,613,188
                                                                                                           --------------
   PERU 0.5%
   Government of Peru,
        7, 8.60%, 8/12/17 .........................................................      4,830,000   PEN       1,871,935
        7.84%, 8/12/20 ............................................................      2,190,000   PEN         822,267
        7.35%, 7/21/25 ............................................................      2,340,000             2,686,343
                                                                                                           --------------
                                                                                                               5,380,545
                                                                                                           --------------
   POLAND 0.9%
   Government of Poland,
        5.75%, 6/24/08 ............................................................        350,000   PLN         141,778
        6.00%, 5/24/09 ............................................................      8,015,000   PLN       3,236,542
        6.25%, 10/24/15 ...........................................................        855,000   PLN         351,658
        5.75%, 9/23/22 ............................................................     12,550,000   PLN       5,051,211
                                                                                                           --------------
                                                                                                               8,781,189
                                                                                                           --------------
   SUPRANATIONAL 0.5% l
   Inter-American Development Bank, senior note,
      7.50%, 12/05/24 .............................................................     60,000,000   MXN       4,880,462
                                                                                                           --------------
   SWEDEN 2.6%
   Government of Sweden,
        6.50%, 5/05/08 ............................................................     99,700,000   SEK      15,529,959
        5.00%, 1/28/09 ............................................................     55,150,000   SEK       8,601,548
      m Strip, 9/17/08 ............................................................     11,000,000   SEK       1,652,441
                                                                                                           --------------
                                                                                                              25,783,948
                                                                                                           --------------
   TOTAL FOREIGN GOVERNMENT AND AGENCY
      SECURITIES (COST $177,683,516) ..............................................                          184,800,086
                                                                                                           --------------
   TOTAL LONG TERM INVESTMENTS
      (COST $829,815,273) .........................................................                          875,737,861
                                                                                                           --------------


                                        Quarterly Statements of Investments | 23

Templeton Global Investment Trust

-------------------------------------------------------------------------------------------------------------------------
   TEMPLETON INCOME FUND                                                              PRINCIPAL AMOUNT d       VALUE
-------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 9.8%
   FOREIGN GOVERNMENT SECURITIES 4.2%
   EGYPT 2.9%
 n Egypt Treasury Bills, 1/01/08 - 9/30/08 ........................................    156,475,000   EGP   $  29,068,053
                                                                                                           --------------
   MALAYSIA 1.0%
   Government of Malaysia,
        3.546%, 1/11/08 ...........................................................        830,000   MYR         250,993
        3.569%, 2/14/08 ...........................................................      5,490,000   MYR       1,660,115
        3.562%, 7/15/08 ...........................................................      1,580,000   MYR         477,810
 n Malaysia Treasury Bills, 2/28/08 - 6/17/08 .....................................     19,410,000   MYR       8,090,310
                                                                                                           --------------
                                                                                                              10,479,228
                                                                                                           --------------
   NORWAY 0.1%
 n Norway Treasury Bill, 3/19/08 ..................................................      3,800,000   NOK         692,684
                                                                                                           --------------
   SWEDEN 0.2%
 n Government of Sweden, Strip, 6/18/08 ...........................................     11,000,000   SEK       1,669,335
                                                                                                           --------------
   TOTAL FOREIGN GOVERNMENT SECURITIES
      (COST $40,944,592)...........................................................                           41,909,300
                                                                                                           --------------
   TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
      (COST $870,759,865) .........................................................                          917,647,161
                                                                                                           --------------

                                                                                       -----------------
                                                                                             SHARES
                                                                                       -----------------
   MONEY MARKET FUND (COST $55,485,371) 5.6%
   UNITED STATES 5.6%
 n Franklin Institutional Fiduciary Trust Money
      Market Portfolio, 4.58% .....................................................     55,485,371            55,485,371
   TOTAL INVESTMENTS (COST $926,245,236)
      98.4% .......................................................................                          973,132,532
   NET UNREALIZED GAIN ON FORWARD
      EXCHANGE CONTRACTS 0.4% .....................................................                            3,770,811
   OTHER ASSETS, LESS LIABILITIES 1.2% ............................................                           11,724,129
                                                                                                           --------------
   NET ASSETS 100.0% ..............................................................                        $ 988,627,472
                                                                                                           ==============

See Selected Currency and Portfolio Abbreviations on page 26.


24 | Quarterly Statements of Investments

Templeton Global Investment Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

a Non-income producing for the twelve months ended December 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2007, the aggregate value of these securities was $43,970,602, representing 4.45% of net assets.

c A portion or all of the security purchased on a when-issued or delayed delivery basis.

d The principal amount is stated in U.S. dollars unless otherwise indicated.

e Rounds to less than 0.1% of net assets.

f The coupon rate shown represents the rate at period end.

g Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Board of Trustees. At December 31, 2007, the aggregate value of these securities was $1,477,003, representing 0.15% of net assets.

h The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

i Principal amount is stated in 1000 Brazilian Real Units.

j Redemption price at maturity is adjusted for inflation.

k Principal amount is stated in 100 Mexican Peso Units.

l A supranational organization is an entity formed by two or more central governments through international treaties.

m The security is traded on a discount basis with no stated coupon rate.

n The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

Templeton Global Investment Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2007 (UNAUDITED)

SELECTED CURRENCY ABBREVIATIONS

AUD  -  Australian Dollar
BRL  -  Brazilian Real
CAD  -  Canadian Dollar
EGP  -  Egyptian Pound
EUR  -  Euro
IDR  -  Indonesian Rupiah
KRW  -  South Korean Won
MXN  -  Mexican Peso
MYR  -  Malaysian Ringgit
NOK  -  Norwegian Krone
NZD  -  New Zealand Dollar
PEN  -  Peruvian Nuevo Sol
PLN  -  Polish Zloty
SEK  -  Swedish Krona

SELECTED PORTFOLIO ABBREVIATIONS

ADR  -  American Depository Receipt
FHLB -  Federal Home Loan Bank
FRN  -  Floating Rate Note
GDR  -  Global Depository Receipt
IDR  -  International Depository Receipt
PIK  -  Payment-In-Kind


26 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Templeton Global Investment Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of three funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Time deposits are valued at cost.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities,


                                        Quarterly Statements of Investments | 27

Templeton Global Investment Trust

2. SECURITY VALUATION (CONTINUED)

the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

3. INCOME TAXES

At December 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                   -----------------------------------------------
                                                                      TEMPLETON
                                                     TEMPLETON        EMERGING        TEMPLETON
                                                        BRIC           MARKETS          INCOME
                                                        FUND       SMALL CAP FUND        FUND
                                                   -----------------------------------------------
Cost of investments ............................   $ 732,754,268   $ 117,031,554    $ 927,531,299
                                                   ===============================================

Unrealized appreciation ........................   $ 209,697,438   $  13,996,427    $  77,263,284
Unrealized depreciation ........................     (15,836,186)     (5,732,224)     (31,662,051)
                                                   -----------------------------------------------
Net unrealized appreciation (depreciation) .....   $ 193,861,252   $   8,264,203    $  45,601,233
                                                   ===============================================

4. FORWARD EXCHANGE CONTRACTS

At December 31, 2007, Templeton Income Fund had the following forward exchange contracts outstanding:

                                            ------------------------------------------------------------
                                                    CONTRACT       SETTLEMENT   UNREALIZED   UNREALIZED
                                                    AMOUNT a          DATE         GAIN         LOSS
                                            ------------------------------------------------------------
CONTRACTS TO BUY
      49,983,750   Japanese Yen .........   $        434,774         1/16/08    $   14,270   $       --
     735,000,000   Korean Won ...........            795,885         1/18/08            --       (9,511)
       1,200,000   Singapore Dollar .....            809,007         1/22/08        24,909           --
      30,250,000   Iceland Krona ........            469,320         1/28/08         8,892           --
     202,428,000   Japanese Yen .........          1,767,313         1/28/08        53,756           --
     487,549,000   Kazakstan Tenge ......          3,950,000         2/06/08        59,911           --
     129,633,000   Kazakstan Tenge ......          1,050,000         2/07/08        16,026           --
       1,526,000   Norwegian Krone ......            280,386         2/14/08            66           --


28 | Quarterly Statements of Investments

Templeton Global Investment Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                            ------------------------------------------------------------
                                                    CONTRACT       SETTLEMENT   UNREALIZED   UNREALIZED
                                                    AMOUNT a          DATE         GAIN         LOSS
                                            ------------------------------------------------------------
CONTRACTS TO BUY (CONTINUED)
         800,000   Canadian Dollar ......   $        734,349         2/19/08    $   71,133   $       --
       1,350,000   Swedish Krona ........            213,628         2/21/08            --       (4,736)
       7,000,000   Swedish Krona ........          1,041,450         2/21/08        41,694           --
       1,023,450   Malaysian Ringgit ....            300,000         2/26/08         9,971           --
      30,600,000   Indian Rupee .........          1,023,857  NZD    2/29/08            --       (5,053)
   1,250,000,000   Indonesian Rupiah ....            139,198         2/29/08            --       (6,502)
       1,600,000   Canadian Dollar ......          1,370,919         3/10/08       240,304           --
       3,100,000   Malaysian Ringgit ....            902,475         3/12/08        36,834           --
      45,700,000   Norwegian Krone ......          7,139,619         3/12/08       974,583           --
        6,050,00   Swedish Krona ........            873,609         3/12/08        62,590           --
         500,000   Singapore Dollar .....            336,134         3/25/08        12,607           --
         305,000   Canadian Dollar ......            286,436         3/28/08        20,748           --
       1,700,000   Norwegian Krone ......            286,123         3/28/08        25,897           --
       1,480,000   Swedish Krona ........            216,748         3/28/08        12,276           --
      51,264,586   Swedish Krona ........          7,702,358         5/07/08       229,494           --
     260,000,000   Korean Won ...........            284,153         5/13/08            --       (4,547)
         415,000   Singapore Dollar .....            279,933         5/13/08        10,232           --
       3,000,000   Malaysian Ringgit ....            903,070         5/15/08         7,421           --
         210,000   Canadian Dollar ......            213,610         5/16/08            --       (2,146)
         300,000   Canadian Dollar ......            303,644         5/27/08            --       (1,567)
      97,360,000   Kazakhstan Tenge .....            800,000         5/30/08            --      (18,014)
     290,640,000   Kazakhstan Tenge .....          2,400,000         6/02/08            --      (67,210)
     550,000,000   Korean Won ...........            601,751         6/25/08            --       (9,484)
     465,393,600   Kazakhstan Tenge .....          3,800,000         7/25/08            --     (104,743)
     200,883,600   Japanese Yen .........          1,800,000         8/20/08        42,444           --
      99,628,200   Japanese Yen .........            900,000         8/25/08        14,130           --
      11,000,000   Norwegian Krone ......          1,977,279         9/04/08        28,467           --
         300,000   Swiss Frank ..........            258,929        10/20/08         8,893           --
     115,200,000   Kazakstan Tenge ......            900,000        11/03/08            --       (2,766)
       7,700,000   Swiss Frank ..........          6,967,222        11/06/08            --      (91,064)
      48,073,500   Japanese Yen .........            453,438        11/14/08            --       (9,581)
       1,600,000   Norwegian Krone ......            292,649        11/28/08            --       (2,280)
       3,810,000   Euro .................         14,077,950  RON   12/03/08            --      (67,438)
       3,175,000   Euro .................         11,514,138  RON   12/04/08        30,724           --
      43,460,000   Japanese Yen .........            406,617        12/05/08            --       (4,726)
     172,296,000   Japanese Yen .........          1,607,389        12/08/08            --      (13,745)
       4,723,600   Norwegian Krone ......            848,912        12/10/08         7,714           --
       5,572,320   Swedish Krona ........            866,707        12/10/08            --       (7,527)
     621,475,200   Kazakstan Tenge ......          4,800,000        12/12/08         1,218           --
      66,249,000   Kazakstan Tenge ......            510,000        12/22/08           749           --

CONTRACTS TO SELL
      35,375,342   Mexican Peso .........        141,766,682  INR    1/25/08       357,203           --
      28,187,973   Mexican Peso .........        112,492,562  INR    2/27/08       274,889           --
      14,526,189   Mexican Peso .........         57,503,373  INR    2/28/08       129,864           --
      67,339,308   Mexican Peso .........     13,156,754,060  COP    4/22/08       297,434           --


                                        Quarterly Statements of Investments | 29

Templeton Global Investment Trust

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                            ------------------------------------------------------------
                                                    CONTRACT       SETTLEMENT   UNREALIZED   UNREALIZED
                                                    AMOUNT a          DATE         GAIN         LOSS
                                            ------------------------------------------------------------
CONTRACTS TO SELL (CONTINUED)
         730,724   Euro .................    $     6,701,832   SEK   5/02/08    $       --   $  (30,006)
      35,561,821   Mexican Peso .........      6,708,026,225   COP   5/06/08        37,681           --
      35,235,411   Mexican Peso .........          6,678,813   BRL   5/07/08       487,937           --
      35,274,253   Mexican Peso .........          6,723,003   BRL   5/08/08       508,507           --
       8,607,263   Mexican Peso .........        399,445,859   CLP   5/16/08        19,727           --
       6,018,330   Mexican Peso .........        276,068,009   CLP   5/20/08         7,483           --
       4,933,350   Mexican Peso .........        226,317,439   CLP   6/12/08         6,902           --
      21,722,556   Mexican Peso .........        239,537,753   KZT   6/25/08            --      (48,025)
      19,713,602   Mexican Peso .........      3,539,182,947   COP   6/27/08            --      (70,584)
      17,305,206   Mexican Peso .........          4,898,239   PEN   6/30/08        83,685           --
       1,809,177   Mexican Peso .........         82,263,271   CLP   9/15/08         2,314           --
      21,600,000   Romanian New Leu .....         47,904,192   NOK  11/17/08        78,818           --
         321,300   Euro .................         50,424,179   JPY  12/08/08            --       (1,175)
      17,599,750   Romanian New Leu .....         45,428,827   SEK  12/15/08            --       (7,156)
                                                                                ------------------------
         UNREALIZED GAIN (LOSS) ON FORWARD EXCHANGE CONTRACTS ..............    $4,360,397   $ (589,586)
                                                                                ------------------------
           NET UNREALIZED GAIN (LOSS) ON FORWARD EXCHANGE CONTRACTS ........    $3,770,811
                                                                                ==========

a In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS

BRL - Brazilian Real
CLP - Chilean Peso
COP - Colombian Peso
INR - Indian Rupee
JPY - Japanese Yen
KZT - Kazakhstan Tenge
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
RON - Romanian New Leu
SEK - Swedish Krona

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


30 | Quarterly Statements of Investments


Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Investment Trust

By /s/GALEN G. VETTER
  -----------------------------------
      Galen G. Vetter
      Chief Executive Officer -
        Finance and Administration
Date  February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/GALEN G. VETTER
  -----------------------------------
     Galen G. Vetter
     Chief Executive Officer -
        Finance and Administration
Date  February 27, 2008

By /s/LAURA FERGERSON
  -----------------------------------
      Laura Fergerson
      Chief Financial Officer and
      Chief Accounting Officer
Date  February 27, 2008